Document and Entity Information	Dec. 08, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2021
Entity Registrant Name	Climate Real Impact Solutions II Acquisition Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39944
Entity Tax Identification Number	85-4141622
Entity Address, Address Line One	300 Carnegie Center
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	212
Local Phone Number	847-0360
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001835713
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fifth of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	CLIM.U
Security Exchange Name	NYSE
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	CLIM
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	CLIM WS
Security Exchange Name	NYSE